WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Investment Objective
The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund WisdomTree Emerging Markets ex-State-Owned Enterprises Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	0.32%	[1]
[1]	WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | USD ($)	33	160	298	701

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, defines state-owned enterprises as companies with over 20% government ownership. The starting universe for the Index (the “pre-screening universe”) includes companies that: (i) are incorporated or domiciled (i.e., maintain their principal place of business) in one of the following emerging market countries: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand or Turkey; (ii) list shares on a stock exchange in one of the foregoing emerging market countries or the United States (except Chinese companies may have shares listed in Hong Kong); (iii) have a float-adjusted market capitalization of at least $1 billion as of the Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have an average daily dollar trading volume of at least $100,000 for the three months preceding the Index screening date; and (v) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the Index screening date. The Index is comprised of the companies in the pre-screening universe that are not state-owned enterprises as of the annual Index screening date.

Securities are weighted in the Index based on a modified market cap weighting scheme that adjusts the weight of Index securities from each country to approximate the weight of securities from that country in the pre-screening universe (excluding any domestic listed Chinese securities). The weight of Index securities from a single country, however, will not be multiplied by a factor greater than three. After applying the foregoing country weight adjustment, should any sector have a weight that is 3% higher or lower than its pre-screening universe sector weight, such sector’s weight will be adjusted by a factor so that the sector’s weight is 3% higher or lower, respectively, than its pre-screening universe weight. Companies that are not state-owned, but are incorporated within countries that have relatively high government ownership among initial screening constituents, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but are incorporated within countries that have relatively low government ownership among initial screening constituents, could potentially see lower weights than they would under a normal market cap weighting scheme. Sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.

WisdomTree Investments, as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2019, companies in the consumer discretionary, financial and information technology sectors comprised a significant portion of the Index.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
  Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
  Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
  Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
  Cyber Security Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.
  Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
  Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
  Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
  Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in China, although this may change from time to time.
  Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
  Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
  Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
  Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
Total Return

The Fund’s year-to-date total return as of June 30, 2019 was 12.78%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	12.93%	1Q/2017
Lowest Return	(17.15)%	3Q/2015

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2018
Average Annual Total Returns - WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		1 Year	Since Inception	Inception Date
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	[1]	(18.62%)	2.73%	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Return After Taxes on Distributions		(18.86%)	2.44%	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Return After Taxes on Distributions and Sale of Fund Shares		(10.76%)	2.21%	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)		(18.35%)	3.97%	Dec. 10, 2014
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)		(14.58%)	2.58%	Dec. 10, 2014
[1]	Based on NAV